RECEIVABLES-Concentration of credit risk (Details) - OLD PlayStudios, Inc. - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentartion risk.		10.00%	10.00%
Estimated maximum amount of loss from notes receivable	$ 8.0
Estimated maximum amount of loss from notes receivable included in other long-term assets	$ 3.0
Percentage of secured notes receivable	62.50%
Trade receivables | Apple, Inc | Customer concentration
Concentration Risk [Line Items]
Concentration risk	60.60%	48.90%	46.00%
Trade receivables | Google, Inc | Customer concentration
Concentration Risk [Line Items]
Concentration risk	32.40%	42.70%	43.00%
Notes receivables | Customer concentration
Concentration Risk [Line Items]
Concentartion risk.	95.80%